Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Due from related party, non-current	$ 1,350	$ 1,350
Liabilities:
Due to related party	1,706	2,202
Security deposits to Manager (a)
Assets:
Due from related party, non-current	1,350	1,350
Working capital due to Manager (a)
Liabilities:
Due to related party	1,032	1,198
Executive service charges due to Manager (d)
Liabilities:
Due to related party	159	148
Administrative service charges due to Manager (e)
Liabilities:
Due to related party	30	30
Management fees due to Manager (a)
Liabilities:
Due to related party	0	701
Other Partnership expenses due to Manager
Liabilities:
Due to related party	485	125
Dynagas Ltd.
Liabilities:
Due to related party	$ 1,706	$ 2,202